Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Note 20 - Subsequent Events On February 6, 2024 the Company issued 816,827 ADSs due to an exercise of 816,827 October 2023 prefunded warrants (see Note 10D1).